INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Significant components of net deferred tax assets

Deferred income taxes reflect the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred tax assets at December 31, 2012 and 2011 are shown below.

	For Years Ended December 31,
	2012	2011
Non-current deferred tax assets
Research tax credit	$2,005,000	$1,631,000
Net operating loss carry forwards	15,700,000	11,720,000
Stock based compensation	446,000	848,000
Total deferred tax assets	18,151,000	14,199,000
Non-current deferred tax liability
Depreciation and amortization	(10,000)	(10,000)
Total net deferred tax assets	18,141,000	14,189,000
Valuation allowance	(18,141,000)	(14,189,000)
Net deferred tax assets	$-	$-

Reconciliation of the statutory tax rates and the effective tax rates

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 31, 2012 and 2011 are as follows:

	2012		2011
	Amount	Rate	Amount	Rate

Federal tax	$(3,388,000)	34.0%	$(2,689,000)	34.0%
State tax	(592,000)	5.9%	(390,000)	5.9%
R&D Credit	(373,000)	2.7%	(339,000)	4.37%
Incentive stock options	(30,000)	4.7%	(48,000)	7.8%
Valuation allowance	4,383,000	(47.3)%	3,466,000	(52.1)%
Net	$-	-	$-	-